Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series B Preferred Stock [Member]	Series G Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2020	$ 16,640				$ 95,973	$ 949,090				$ (9,834)	$ 338,800					$ (36,994)	$ 1,353,675					$ 28,143		$ 1,381,818
Beginning balance, shares at Dec. 31, 2020										978,936
Net income/ (loss)	0				0					$ 0	(24,485)						(24,485)					(618)		(25,103)
Purchases of Treasury Stock										$ (168)							(168)							(168)
Purchases of Treasury Stock, shares										19,836
Partial redemption of Series G Convertible Preferred Shares	(1,799)					(15,487)					(1,714)						(19,000)					19,000		0
Sale of Common and Treasury Shares		$ 11	$ 33	$ 185	6,217	4,819	$ 269	$ 781	$ 4,340	$ 3,211	(273)						13,974	$ 280	$ 814	$ 4,525				13,974	$ 280	$ 814	$ 4,525
Sale of Common and Treasury Shares, shares										(320,599)															(11,411)	(33,188)	(184,585)
Cash dividends declared ($0.10 per common share)											(1,978)						(1,978)							(1,978)
Dividends, Preferred Stock												$ (3,752)	$ (5,330)	$ (7,125)	$ (54)			(3,752)	(5,330)	(7,125)	$ (54)		$ (111)		$ (3,752)	$ (5,330)	$ (7,125)	$ (111)	$ (54)
Other comprehensive income																10,463	10,463							10,463
Ending balance, value at Jun. 30, 2021	15,070				102,190	943,812				$ (6,791)	294,089					(26,531)	1,321,839					46,414		1,368,253
Ending balance, shares at Jun. 30, 2021										678,173
Beginning balance, value at Dec. 31, 2021	15,461				126,221	973,582				$ (6,791)	149,505					(17,175)	1,240,803					50,988		1,291,791
Beginning balance, shares at Dec. 31, 2021										678,173
Net income/ (loss)	0				0					$ 0	51,743						51,743					1,499		53,242
Partial redemption of Series G Convertible Preferred Shares																						(750)		(750)
Sale of Common and Treasury Shares		$ 0	$ 2	$ 6			$ 1	$ 50	$ 133									1	52	139					1	52	139
Cash dividends declared ($0.10 per common share)											(2,863)						(2,863)							(2,863)
Dividends, Preferred Stock												$ (3,846)	$ (5,488)	$ (8,012)	$ (31)			$ (3,846)	$ (5,488)	$ (8,012)	$ (31)		$ (865)		$ (3,846)	$ (5,488)	$ (8,012)	$ (865)	$ (31)
Other comprehensive income																21,176	21,176							21,176
Issuance of Common Shares					20,321	13,108											33,429							33,429
Ending balance, value at Jun. 30, 2022	$ 15,469				$ 146,542	$ 986,874				$ (6,791)	$ 181,008					$ 4,001	$ 1,327,103					$ 50,872		$ 1,377,975
Ending balance, shares at Jun. 30, 2022										678,173